Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: March 31, 2008
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 4-17-08





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
58
Form 13F Information Table Value Total:
$349,460
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


Allied Waste            ComPar$.01 019589308   8,887    822,075      SH          DEFINED             822,075
American Natl Bankshare Com        027745108   1,567     74,599      SH          DEFINED              74,599
Assurant                Com        04621X108  14,081    231,370      SH          DEFINED             231,370
Atlas America           Com        049167109     751     12,427      SH          SOLE                 12,427
Baker Michael Corp      Com        057149106   8,478    288,437      SH          DEFINED             288,437
Berkley, WR             Com        084423102   6,151    222,125      SH          DEFINED             222,125
Brush Engineered        Com        117421107   4,094    159,500      SH          DEFINED             159,500
CIT Group               Com        125581108   5,522    466,022      SH          DEFINED             466,022
Cal Dive Int'l Inc      Com        12802T101   3,789    365,047      SH          DEFINED             365,047
Cardinal Financial      Com        14149F109   4,993    562,875      SH          DEFINED             562,875
ConocoPhillips          Com        20825C104   2,271     29,802      SH          DEFINED              29,802
EOG Res Inc.            Com        26875P101   8,266     68,885      SH          DEFINED              68,885
Emcor Group             Com        29084Q100  13,387    602,762      SH          DEFINED             602,762
Emerson Elec Co.        Com        291011104   3,440     66,840      SH          DEFINED              66,840
Energen Corp.           Com        29265N108  10,232    164,240      SH          DEFINED             164,240
FTI Consulting          Com        302941109  31,240    439,751      SH          DEFINED             439,751
First Mariner Banc      Com        320795107   1,150    191,666      SH          DEFINED             191,666
First Potomac           Com        33610F109     199     12,950      SH          DEFINED              12,950
Griffon Corp.           Com        398433102     244     28,350      SH          DEFINED              28,350
John Hancock Bk      SHBENINT      409735107     343     58,780      SH          SOLE                 58,780
Hercules                Com        427056106   4,351    237,875      SH          DEFINED             237,875
Middleburg Financial    Com        596094102     565     25,000      SH          SOLE                 25,000
NGP Capital Resources   Com        62912R107   7,525    458,256      SH          DEFINED             458,256
Oceanfirst Fin          Com        675234108     251     14,354      SH          DEFINED              14,354
PartnerRe Holdings      Com        G6852T105   7,215     94,558      SH          DEFINED              94,558
PPL Corporation         Com        69351T106  11,636    253,400      SH          DEFINED             253,400
Patriot Ntl Bancorp     Com        70336F104     443     30,000      SH          SOLE                 30,000
Pentair                 Com        709631105     638     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101   9,260  1,132,010      SH          DEFINED           1,132,010
Provident Bankshares    Com        743859100     281     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402  12,194  1,431,247      SH          DEFINED           1,431,247
Rosetta Resources       Com        777779307   1,810     92,000      SH          SOLE                 92,000
Rudolph Tech            Com        781270103     333     34,093      SH          SOLE                 34,093
Rush Enterprises        CLA        781846209   9,309    587,704      SH          DEFINED             587,704
Rush Enterprises        CLB        781846308   4,366    295,798      SH          SOLE                295,798
SAIA Inc.               Com        78709Y105     447     28,200      SH          SOLE                 28,200
Southern National Banc  Com        843395104     234     27,500      SH          SOLE                 27,500
SunTrust Bks            Com        867914103   2,355     42,704      SH          DEFINED              42,704
Suncor Energy           Com        867229106  18,143    188,300      SH          DEFINED             188,300
Superior Essex          Com        86815V105     703     25,000      SH          SOLE                 25,000
Tessera Technologies    Com        88164L100   2,704    130,000      SH          DEFINED             130,000
United America          CLA        90933T109  11,355    589,541      SH          DEFINED             589,541
United Rentals          Com        911363109   3,204    170,050      SH          DEFINED             170,050
Urstadt Biddle Pptys    CLA        917286205     433     27,500      SH          SOLE                 27,500
Waste Industries        Com        941057101   6,870    190,039      SH          DEFINED             190,039
Watsco Inc.             Com        942622200  11,524    278,213      SH          DEFINED             278,213
Adaptec            Note .75 12/2   00651FAG3  15,956 16,535,000      PRN         DEFINED          16,535,000
Agere Sys          Note 6.5 12/1   00845VAA8  13,898 13,760,000      PRN         DEFINED          13,760,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   5,739  6,272,000      PRN         DEFINED           6,272,000
Fair Isaac         Note 1.5  8/1   303250AD6   7,341  7,500,000      PRN         DEFINED           7,500,000
Getty Images       SDCV  .5  6/0   374276AH6   6,973  7,061,000      PRN         DEFINED           7,061,000
Kulicke & Soffa    Note  .5 11/3   501242AL5   2,819  3,015,000      PRN         DEFINED           3,015,000
Level 3 Communic   Note 6.0  9/1   52729NAG5  15,959 17,982,000      PRN         DEFINED          17,982,000
Level 3 Communic   Note 6.0  3/1   52729NAS9   2,021  2,503,000      PRN         SOLE              2,503,000
Nortel Networks    Note 4.25 9/0   656568AB8  12,973 13,137,000      PRN         DEFINED          13,137,000
Photronics         Note 2.25 4/1   719405AE2   5,500  5,500,000      PRN         DEFINED           5,500,000
Sonic Automotive   Note 5.25 5/0   83545GAE2   2,502  2,553,000      PRN         DEFINED           2,553,000
Veeco Instruments  Note 4.125 12/2 922417AB6     545    551,000      PRN         SOLE                551,000